IMPAIRMENT - Impairment losses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment losses
Impairment loss		$ 66	$ 192	$ 245
Impairment loss allocated to current and non-current assets			204
Additional impairment loss recorded during the period		15	30	150
Property and equipment
Impairment losses
Impairment loss		15	100	150
Impairment loss allocated to current and non-current assets			100
Intangible assets
Impairment losses
Impairment loss			14
Impairment loss allocated to current and non-current assets			14
Goodwill
Impairment losses
Impairment loss		51	78	$ 95
Impairment loss allocated to current and non-current assets			78
Other assets
Impairment losses
Impairment loss allocated to current and non-current assets			12
Armenia
Impairment losses
Impairment loss	$ 44	34
Recoverable amounts based on a fair value less costs of disposal		105
Post-tax discount rate	12.10%
Armenia | Goodwill
Impairment losses
Impairment loss		34
Georgia
Impairment losses
Impairment loss allocated to current and non-current assets			29
Recoverable amounts based on a fair value less costs of disposal			$ 53
Post-tax discount rate			10.30%
Georgia | Property and equipment
Impairment losses
Impairment loss allocated to current and non-current assets			$ 16
Georgia | Intangible assets
Impairment losses
Impairment loss allocated to current and non-current assets			13
Kyrgyzstan
Impairment losses
Impairment loss		17
Impairment loss allocated to current and non-current assets			49
Recoverable amounts based on a fair value less costs of disposal		209	$ 219
Post-tax discount rate			14.50%
Kyrgyzstan | Goodwill
Impairment losses
Impairment loss		17
Impairment loss allocated to current and non-current assets			$ 49
Tajikistan
Impairment losses
Impairment loss allocated to current and non-current assets			88
Tajikistan | Property and equipment
Impairment losses
Impairment loss allocated to current and non-current assets			54
Tajikistan | Intangible assets
Impairment losses
Impairment loss allocated to current and non-current assets			1
Tajikistan | Goodwill
Impairment losses
Impairment loss allocated to current and non-current assets			21
Tajikistan | Other assets
Impairment losses
Impairment loss allocated to current and non-current assets			$ 12
Ukraine
Impairment losses
Weighted average cost of capital	1.00%
Impairment loss	$ 51
Post-tax discount rate	17.80%
Post-tax discount rate in the period prior to the reporting period			20.40%
Post-tax discount rate in two periods prior to the reporting period				27.10%
Others
Impairment losses
Impairment loss		15
Impairment loss allocated to current and non-current assets			$ 38
Others | Property and equipment
Impairment losses
Impairment loss		$ 15
Impairment loss allocated to current and non-current assets			30
Others | Goodwill
Impairment losses
Impairment loss allocated to current and non-current assets			$ 8